Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 218,497	¥ 246,881
Contract assets (Included in Other Assets)	18,348	15,815
Contract liabilities (Included in Other Liabilities)	¥ 42,435	¥ 46,164